Operating Leases	12 Months Ended
Mar. 31, 2017
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

5. Leases

The Company had capital leases of $40.9 million as of March 31, 2017 and $5.3 million as of March 31, 2016.

Leased assets under capital leases consist of the following:

	2017	2016
Land	-	-
Buildings	5,313	5,313
Equipment	35,597	-
	40,910	5,313
Less accumulated amortization	1,706	89
	39,204	5,224

The Company has operating leases expiring at various dates through 2031. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating and capital lease payments due as of March 31, 2017 (in thousands):

Years ending March 31:	Operating	Capital
2018	$39,794	$6,307
2019	35,297	6,306
2020	30,448	6,307
2021	24,506	6,307
2022	16,166	6,307
2023-2031	14,136	14,046
Total minimum payment required	$160,347	$45,580
Less interest		6,547
Present value of minimum lease payments		39,033
Amount due within one year		4,839
Long-term capital lease obligation		$34,194

Lease expense in fiscal 2017, 2016 and 2015 was $48.3 million, $51.4 million and $49.6 million, respectively.